Long-term and Short-term treasury investments (Details) - Treasury investments - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term treasury investments
Time deposits and other debt investments stated at amortized cost	¥ 2,981,744	¥ 2,735,696	¥ 4,712,589
Other debt investments measured at FVTPL	702,880	692,459	3,179,829
Other debt investments measured at FVOCI	6,763	2,344	481
Total	3,691,387	3,430,499	7,892,899
Short-term treasury investments
Time deposits and other debt investments stated at amortized cost	21,222,847	30,243,777	19,163,582
Other debt investments measured at FVTPL	6,891,900	7,347,293	70,212
Other debt investments measured at FVOCI	92,594	7,425	8,289
Total	¥ 28,207,341	¥ 37,598,495	¥ 19,242,083